Related parties (Detail 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Outstanding Balances For Related Party Transactions [Line Items]
Carrying amount at the beginning of the year	$ 271	$ 217
of which: unsecured loans and receivables	656	263
Additions	866	824
Reductions	(440)	(796)
Foreign currency translation	(34)	26
Carrying amount at the end of the year	663	271
of which: unsecured loans and receivables	656	263
Other transactions with associates and joint ventures
Payments to associates and joint ventures for goods and services received	228	190
Fees received for services provided to associates and joint ventures	39	24
Liabilities to associates and joint ventures	312	$ 106
Commitments and contingent liabilities to associates and joint ventures	$ 1,100